Schedule of Investments
September 30, 2021 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - Long - 77.2%

Communication Services - 8.9%
Activision Blizzard Inc	18,758	1,451,682
Alphabet Inc - Class C (2)	1,812	4,829,542
Alphabet Inc - Class A (2)	567	1,515,886
AMC Entertainment Holdings Inc (2)	1,807	68,774
AT&T Inc	74,130	2,002,251
Cinemark Holdings Inc (2)	69	1,325
DHI Group Inc (2)	1,981	9,430
Entravision Communications Corp	1,271	9,024
Facebook Inc (2)	10,762	3,652,515
Fluent Inc (2)	741	1,682
Fox Corp	178	7,140
Gogo Inc (2)	195	3,374
Gray Television Inc	2,471	56,388
IDT Corp (2)	363	15,228
IMAX Corp (2)	388	7,364
Interpublic Group of Cos Inc/The	6,510	238,722
John Wiley & Sons Inc	367	19,161
Liberty TripAdvisor Holdings Inc (2)	2,709	8,371
Lions Gate Entertainment Corp (2)	1,809	25,670
Lumen Technologies Inc	2,856	35,386
Meredith Corp (2)	219	12,198
Netflix Inc (2)	1,348	822,738
News Corp	2,394	56,331
Pinterest Inc (2)	1,385	70,566
Roku Inc (2)	717	224,672
Sinclair Broadcast Group Inc	823	26,073
TEGNA Inc	1,939	38,237
Twitter Inc (2)	2,661	160,698
Verizon Communications Inc	20,424	1,103,100
Walt Disney Co/The	2,035	344,261
WideOpenWest Inc (2)	501	9,845
World Wrestling Entertainment Inc	635	35,725
Yelp Inc (2)	609	22,679
Ziff Davis Inc (2)	3,911	534,321

		17,420,359

Consumer Discretionary - 7.6%
Abercrombie & Fitch Co (2)	589	22,164
Adient PLC (2)	439	18,197
Amazon.com Inc (2)	1,234	4,053,739
American Axle & Manufacturing Holdings Inc (2)	866	7,629
American Eagle Outfitters Inc	805	20,769
Aptiv PLC (2)	296	44,095
Aramark	1,380	45,347

Bath & Body Works Inc	693	43,680
Bed Bath & Beyond Inc (2)	257	4,440
Best Buy Co Inc	9,505	1,004,774
Big 5 Sporting Goods Corp	174	4,009
Big Lots Inc	1,336	57,929
Biglari Holdings Inc (2)	24	4,123
Boyd Gaming Corp (2)	1,019	64,462
Brinker International Inc (2)	534	26,193
Buckle Inc/The	168	6,651
Caleres Inc	522	11,599
Capri Holdings Ltd (2)	1,282	62,062
Chico's FAS Inc (2)	382	1,715
Conn's Inc (2)	126	2,877
Crocs Inc (2)	1,874	268,882
Dana Inc	1,945	43,257
Darden Restaurants Inc	1,307	197,971
Dave & Buster's Entertainment Inc (2)	588	22,538
Del Taco Restaurants Inc	80	698
Designer Brands Inc (2)	269	3,747
Dick's Sporting Goods Inc	874	104,679
Dillard's Inc	36	6,211
Domino's Pizza Inc	248	118,286
eBay Inc	1,055	73,502
Everi Holdings Inc (2)	770	18,619
Fiesta Restaurant Group Inc (2)	125	1,370
Foot Locker Inc	2,207	100,772
Ford Motor Co (2)	14,484	205,093
Fossil Group Inc (2)	178	2,109
Frank's International NV (2)	1,320	3,881
GameStop Corp (2)	230	40,358
Gap Inc/The	1,269	28,806
General Motors Co (2)	8,281	436,492
Genesco Inc (2)	44	2,540
Genius Brands International Inc (2)	295	401
G-III Apparel Group Ltd (2)	12	340
Goodyear Tire & Rubber Co/The (2)	2,233	39,524
Greenlane Holdings Inc (2)	1,026	2,432
Group 1 Automotive Inc	100	18,788
Hibbett Inc	353	24,971
Home Depot Inc/The	5,538	1,817,904
Houghton Mifflin Harcourt Co (2)	477	6,406
International Game Technology PLC (2)	1,965	51,719
JOANN Inc	38	423
Kohl's Corp	1,239	58,345
Kontoor Brands Inc	132	6,593
Lands' End Inc (2)	406	9,557
Lear Corp	550	86,064
Lennar Corp	1,840	172,371
Liquidity Services Inc (2)	62	1,340
Lovesac Co/The (2)	62	4,098
Lululemon Athletica Inc (2)	20	8,094
Macy's Inc	1,391	31,437
MGM Resorts International	1,107	47,767
Modine Manufacturing Co (2)	708	8,022
Mohawk Industries Inc (2)	2,859	507,187

Nathan's Famous Inc	42	2,569
ODP Corp/The (2)	156	6,265
OneWater Marine Inc	1,248	50,182
Papa John's International Inc	433	54,987
Penske Automotive Group Inc	1,549	155,829
Qurate Retail Inc	2,706	27,574
RCI Hospitality Holdings Inc	204	13,976
Red Robin Gourmet Burgers Inc (2)	715	16,488
Red Rock Resorts Inc (2)	1,104	56,547
Rent-A-Center Inc/TX	2,448	137,602
Scientific Games Corp (2)	783	65,044
Shoe Carnival Inc	257	8,332
Shutterstock Inc	172	19,491
Signet Jewelers Ltd	270	21,319
Smith & Wesson Brands Inc	931	19,328
Sonos Inc (2)	1,395	45,142
Starbucks Corp	8,747	964,882
Tapestry Inc	2,744	101,583
Target Corp	2,083	476,528
Tempur Sealy International Inc	408	18,935
Tenneco Inc (2)	1,673	23,874
Tesla Inc (2)	2,630	2,039,512
Texas Roadhouse Inc	942	86,033
Thor Industries Inc	1,441	176,897
Tupperware Brands Corp (2)	176	3,717
Urban Outfitters Inc (2)	152	4,513
Vera Bradley Inc (2)	1,811	17,042
Vista Outdoor Inc (2)	38	1,532
Waitr Holdings Inc (2)	2,433	2,154
Winnebago Industries Inc	993	71,943
XPEL Inc (2)	45	3,414
Yum! Brands Inc	1,585	193,861

		14,977,143

Consumer Staples - 2.0%
Albertsons Cos Inc	2,759	85,888
Andersons Inc/The	8	247
Bunge Ltd	16,525	1,343,813
Darling Ingredients Inc (2)	10,650	765,735
Hershey Co/The	6,895	1,166,979
Ingles Markets Inc	95	6,273
Kroger Co/The	746	30,161
Nature's Sunshine Products Inc	303	4,439
Nu Skin Enterprises Inc	122	4,937
PepsiCo Inc	831	124,991
Performance Food Group Co (2)	229	10,639
Spectrum Brands Holdings Inc	102	9,758
Tyson Foods Inc	474	37,418
United Natural Foods Inc (2)	282	13,654
Walgreens Boots Alliance Inc	1,352	63,612
Walmart Inc	1,885	262,731

		3,931,275

Energy - 1.9%
Alto Ingredients Inc (2)	215	1,062
Antero Resources Corp (2)	1,499	28,196
APA Corp	2,557	54,797
Ardmore Shipping Corp	720	2,988
Berry Corp	2,275	16,403
Bristow Group Inc (2)	144	4,584
Cactus Inc	215	8,110
Centennial Resource Development Inc/DE (2)	642	4,301
ChampionX Corp (2)	1,127	25,200
Cimarex Energy Co	694	60,517
ConocoPhillips	5,160	349,693
CONSOL Energy Inc (2)	403	10,486
Continental Resources Inc/OK	75	3,461
Delek US Holdings Inc	698	12,543
Devon Energy Corp	5,077	180,284
DHT Holdings Inc	1,154	7,536
Diamondback Energy Inc	858	81,227
Dorian LPG Ltd	593	7,359
Earthstone Energy Inc (2)	189	1,739
EOG Resources Inc	2,463	197,705
Exxon Mobil Corp	28,938	1,702,133
Goodrich Petroleum Corp (2)	24	568
Hess Corp	726	56,708
ION Geophysical Corp (2)	2,321	3,087
Laredo Petroleum Inc (2)	118	9,566
Magnolia Oil & Gas Corp	682	12,133
Marathon Oil Corp	6,448	88,144
NextDecade Corp (2)	563	1,565
Nine Energy Service Inc (2)	1,914	3,503
Northern Oil and Gas Inc (2)	280	5,992
Occidental Petroleum Corp	5,786	171,150
Oceaneering International Inc (2)	197	2,624
Overseas Shipholding Group Inc (2)	818	1,701
Ovintiv Inc	1,774	58,329
PDC Energy Inc	249	11,800
Peabody Energy Corp (2)	769	11,374
Pioneer Natural Resources Co	714	118,888
Range Resources Corp (2)	636	14,393
Schlumberger NV	7,209	213,675
Scorpio Tankers Inc	323	5,988
SM Energy Co	717	18,914
Southwestern Energy Co (2)	4,966	27,512
Talos Energy Inc (2)	777	10,699
Teekay Corp (2)	1,555	5,691
Transocean Ltd (2)	1,622	6,147
Uranium Energy Corp (2)	1,407	4,291
W&T Offshore Inc (2)	179	666
Whiting Petroleum Corp (2)	205	11,974
World Fuel Services Corp	33	1,109

		3,638,515

Financials - 9.3%
Affiliated Managers Group Inc	1,026	155,018
Ally Financial Inc	4,769	243,457
American Financial Group Inc/OH	604	76,001
American International Group Inc	31,439	1,725,687
Ameris Bancorp	1,617	83,890
Arbor Realty Trust Inc	29	537
Artisan Partners Asset Management Inc	822	40,212
Athene Holding Ltd (2)	6,177	425,410
Bank of America Corp	17,043	723,475
Bank of New York Mellon Corp/The	3,239	167,910
Bank OZK	574	24,671
Berkshire Hathaway Inc (2)	10,878	2,969,041
BGC Partners Inc	819	4,267
Blackstone Inc	14,279	1,661,219
Brighthouse Financial Inc (2)	2,275	102,898
Cadence BanCorp	108	2,372
Capital Bancorp Inc	1,243	29,907
Capital One Financial Corp	2,357	381,763
Cathay General Bancorp	727	30,091
Charles Schwab Corp/The	3,873	282,109
Chimera Investment Corp	12,160	180,576
Citigroup Inc	7,358	516,384
Citizens Financial Group Inc	3,131	147,094
Civista Bancshares Inc	336	7,805
Crawford & Co	792	7,096
Curo Group Holdings Corp	3,891	67,431
Customers Bancorp Inc (2)	376	16,176
East West Bancorp Inc	776	60,171
Ellington Financial Inc	4,035	73,800
Evercore Inc	1,684	225,100
Fidelity National Financial Inc	1,892	85,783
Fifth Third Bancorp	6,487	275,308
First American Financial Corp	3,976	266,591
First Financial Bankshares Inc	2,100	96,495
First Horizon Corp	10,968	178,669
FNB Corp/PA	1,550	18,011
Goldman Sachs Group Inc/The	170	64,265
Granite Point Mortgage Trust Inc	986	12,986
Great Western Bancorp Inc	533	17,450
Hartford Financial Services Group Inc/The	1,798	126,310
Hilltop Holdings Inc	1,720	56,192
Independent Bank Corp/MI	63	1,353
Invesco Ltd	2,892	69,726
Investors Bancorp Inc	1	15
Investors Title Co	43	7,852
Janus Henderson Group PLC	981	40,545
JPMorgan Chase & Co	3,322	543,778
LendingClub Corp (2)	454	12,821
Meta Financial Group Inc	561	29,441
MetLife Inc	1,496	92,348
Moelis & Co	1,501	92,867
Morgan Stanley	6,172	600,597
Mr Cooper Group Inc (2)	629	25,896
MSCI Inc	279	169,727
MVB Financial Corp	1,668	71,440

NewStar Financial Contingent Value Rights (2)(5)(8)	95	0
Northrim BanCorp Inc	1,376	58,494
Old Republic International Corp	3,159	73,068
OneMain Holdings Inc	285	15,769
Oppenheimer Holdings Inc	974	44,112
PacWest Bancorp	1,119	50,713
PNC Financial Services Group Inc/The	1,427	279,178
Popular Inc	353	27,418
Pzena Investment Management Inc	3,069	30,199
RBB Bancorp	1,833	46,210
Redwood Trust Inc	1,710	22,042
Regions Financial Corp	9,985	212,780
Sandy Spring Bancorp Inc	956	43,804
SB Financial Group Inc	318	5,782
Siebert Financial Corp (2)	252	844
Signature Bank/New York NY	80	21,782
SLM Corp	2,935	51,656
StepStone Group Inc	199	8,485
Stewart Information Services Corp	2,427	153,532
StoneX Group Inc (2)	113	7,447
SVB Financial Group (2)	207	133,904
Synchrony Financial	33,568	1,640,804
Synovus Financial Corp	1,997	87,648
T Rowe Price Group Inc	327	64,321
Tiptree Inc	420	4,208
Truist Financial Corp	5,227	306,564
Umpqua Holdings Corp	6,077	123,059
US Bancorp	9,476	563,253
Valley National Bancorp	570	7,587
Virtus Investment Partners Inc	95	29,480
Walker & Dunlop Inc	276	31,326
Wells Fargo & Co	13,083	607,182
Western Alliance Bancorp	615	66,924
Wintrust Financial Corp	182	14,627
Zions Bancorp NA	725	44,870

		18,267,106

Healthcare - 15.2%
Abbott Laboratories	4,939	583,444
AbbVie Inc	14,562	1,570,803
Abeona Therapeutics Inc (2)	619	693
Aclaris Therapeutics Inc (2)	212	3,816
Affimed NV (2)	1,108	6,847
Agilent Technologies Inc	3,612	568,998
Agios Pharmaceuticals Inc (2)	294	13,568
Alector Inc (2)	286	6,527
Align Technology Inc (2)	161	107,134
Alkermes PLC (2)	601	18,535
Allakos Inc (2)	96	10,164
Alnylam Pharmaceuticals Inc (2)	731	138,020
Amedisys Inc (2)	52	7,753
Amgen Inc	4,678	994,777
Amicus Therapeutics Inc (2)	379	3,619
Amneal Pharmaceuticals Inc (2)	1,938	10,349
Apellis Pharmaceuticals Inc (2)	351	11,569

Apollo Medical Holdings Inc (2)	18	1,639
Arbutus Biopharma Corp (2)	2,483	10,652
Arcutis Biotherapeutics Inc (2)	383	9,150
Arrowhead Pharmaceuticals Inc (2)	523	32,651
Avalo Therapeutics Inc (2)	2,238	4,879
Avid Bioservices Inc (2)	338	7,291
Baxter International Inc	711	57,186
Beam Therapeutics Inc (2)	303	26,364
Becton Dickinson and Co	1	246
Beyondspring Inc (2)	463	7,297
BioDelivery Sciences International Inc (2)	1,345	4,855
Biogen Inc (2)	5,853	1,656,340
Bio-Techne Corp	458	221,933
Blueprint Medicines Corp (2)	290	29,815
Bridgebio Pharma Inc (2)	269	12,608
Bristol-Myers Squibb Co	20,658	1,222,334
Bruker Corp	781	60,996
Calyxt Inc (2)	400	1,348
Cardinal Health Inc	5,229	258,626
CareDx Inc (2)	789	49,999
CASI Pharmaceuticals Inc (2)	1,242	1,478
Cassava Sciences Inc (2)	504	31,288
Catalent Inc (2)	727	96,742
Catalyst Pharmaceuticals Inc (2)	2,184	11,575
Celcuity Inc (2)	3	54
Centogene NV (2)	664	7,311
Cerner Corp	5,758	406,054
Charles River Laboratories International Inc (2)	164	67,678
Checkpoint Therapeutics Inc (2)	915	3,020
Chimerix Inc (2)	725	4,488
Community Health Systems Inc (2)	742	8,681
Computer Programs and Systems Inc (2)	797	28,262
Cortexyme Inc (2)	115	10,541
Corvus Pharmaceuticals Inc (2)	645	3,122
Crinetics Pharmaceuticals Inc (2)	472	9,936
Cross Country Healthcare Inc (2)	49	1,041
CureVac NV (2)	84	4,588
CVS Health Corp	8,689	737,349
Danaher Corp	4,242	1,291,434
Denali Therapeutics Inc (2)	500	25,225
DENTSPLY SIRONA Inc	2,337	135,663
Dicerna Pharmaceuticals Inc (2)	605	12,197
Dynavax Technologies Corp (2)	725	13,927
Editas Medicine Inc (2)	416	17,089
Eli Lilly & Co	3,955	913,803
Eloxx Pharmaceuticals Inc (2)	3,173	5,172
Endo International PLC (2)	1,141	3,697
Evelo Biosciences Inc (2)	1,227	8,638
Exact Sciences Corp (2)	807	77,028
Exelixis Inc (2)	2,169	45,853
Fate Therapeutics Inc (2)	382	22,641
Galectin Therapeutics Inc (2)	1,059	4,109
Genprex Inc (2)	1,467	3,932
Gilead Sciences Inc	9,363	654,006
Halozyme Therapeutics Inc (2)	20	814
HCA Healthcare Inc	1,239	300,730

Horizon Therapeutics Plc (2)	5,689	623,173
ICU Medical Inc (2)	54	12,603
Idera Pharmaceuticals Inc (2)	833	858
IDEXX Laboratories Inc (2)	165	102,614
IGM Biosciences Inc (2)	51	3,354
Illumina Inc (2)	465	188,609
Incyte Corp (2)	3,189	219,339
Inogen Inc (2)	264	11,376
Inotiv Inc (2)	329	9,620
Intellia Therapeutics Inc (2)	265	35,550
Johnson & Johnson	22,348	3,609,202
Jounce Therapeutics Inc (2)	541	4,020
Karuna Therapeutics Inc (2)	3	367
Kezar Life Sciences Inc (2)	896	7,741
La Jolla Pharmaceutical Co (2)	873	3,483
Ligand Pharmaceuticals Inc (2)	52	7,245
MacroGenics Inc (2)	54	1,131
Mallinckrodt PLC (2)	2,967	589
MannKind Corp (2)	2,811	12,228
Marinus Pharmaceuticals Inc (2)	355	4,040
MEDNAX Inc (2)	405	11,514
Medtronic PLC	12,952	1,623,533
Merck & Co Inc	29,145	2,189,081
Mind Medicine MindMed Inc (2)	407	948
Mirati Therapeutics Inc (2)	300	53,073
Moderna Inc (2)	1,335	513,788
Morphic Holding Inc (2)	15	850
Myriad Genetics Inc (2)	504	16,274
Natera Inc (2)	459	51,151
Neurocrine Biosciences Inc (2)	82	7,865
Novavax Inc (2)	296	61,364
Ocugen Inc (2)	521	3,741
Oncocyte Corp (2)	905	3,222
Oramed Pharmaceuticals Inc (2)	23	506
Organon & Co	1,829	59,973
Otonomy Inc (2)	2,774	5,326
Owens & Minor Inc	55	1,721
Pacific Biosciences of California Inc (2)	48	1,226
PerkinElmer Inc	1,026	177,796
Perrigo Co PLC	3,660	173,228
Pfizer Inc	32,875	1,413,954
Precigen Inc (2)	888	4,431
Prothena Corp PLC (2)	227	16,169
PTC Therapeutics Inc (2)	323	12,019
Puma Biotechnology Inc (2)	1,524	10,683
Quest Diagnostics Inc	569	82,681
Radius Health Inc (2)	186	2,308
Regeneron Pharmaceuticals Inc (2)	3,346	2,024,932
REGENXBIO Inc (2)	218	9,139
ResMed Inc	68	17,921
Rigel Pharmaceuticals Inc (2)	1,848	6,708
Rocket Pharmaceuticals Inc (2)	605	18,083
Royalty Pharma PLC	1,770	63,968
Seagen Inc (2)	231	39,224
Seres Therapeutics Inc (2)	136	947
Sesen Bio Inc (2)	1,760	1,396
Sorrento Therapeutics Inc (2)	1,770	13,505
SpringWorks Therapeutics Inc (2)	156	9,897
STAAR Surgical Co (2)	351	45,114

Stoke Therapeutics Inc (2)	235	5,978
Stryker Corp	3,423	902,714
Sutro Biopharma Inc (2)	454	8,576
Thermo Fisher Scientific Inc	2,559	1,462,033
Turning Point Therapeutics Inc (2)	28	1,860
Twist Bioscience Corp (2)	465	49,741
Tyme Technologies Inc (2)	549	565
Ultragenyx Pharmaceutical Inc (2)	410	36,978
United Therapeutics Corp (2)	761	140,465
UnitedHealth Group Inc	8	3,126
Vanda Pharmaceuticals Inc (2)	823	14,106
Veeva Systems Inc (2)	1,137	327,649
Vertex Pharmaceuticals Inc (2)	1,718	311,628
Viatris Inc	9,003	121,991
WaVe Life Sciences Ltd (2)	47	230
Zentalis Pharmaceuticals Inc (2)	280	18,659
ZIOPHARM Oncology Inc (2)	1,005	1,829

		29,716,520

Industrials - 5.3%
3M Co	4,376	767,638
ABM Industries Inc	1,764	79,398
Acuity Brands Inc	516	89,459
AGCO Corp	1,371	167,989
Altra Industrial Motion Corp	206	11,402
ArcBest Corp	325	26,575
Atkore Inc (2)	444	38,592
Atlas Air Worldwide Holdings Inc (2)	442	36,103
Avis Budget Group Inc (2)	275	32,040
Axon Enterprise Inc (2)	306	53,556
AZZ Inc	621	33,037
BlueLinx Holdings Inc (2)	85	4,155
Boise Cascade Co	3,406	183,856
Builders FirstSource Inc (2)	1,108	57,328
ChargePoint Holdings Inc (2)	238	4,758
Comfort Systems USA Inc	561	40,011
Covenant Logistics Group Inc (2)	574	15,871
CSX Corp	2,473	73,547
Donaldson Co Inc	2,256	129,517
Dover Corp	4,567	710,169
Eaton Corp PLC	385	57,484
Emerson Electric Co	2,776	261,499
Encore Wire Corp	837	79,373
EnerSys	781	58,138
Expeditors International of Washington Inc	13,238	1,577,043
FedEx Corp	601	131,793
Genco Shipping & Trading Ltd	1,132	22,787
Generac Holdings Inc (2)	607	248,063
General Dynamics Corp	1,217	238,569
Graco Inc	2,419	169,257
GrafTech International Ltd	2,452	25,305
Herc Holdings Inc	539	88,105
Herman Miller Inc	429	16,156
Hertz Global Holdings Inc (2)	12	235
Hillenbrand Inc	1,278	54,507
Hubbell Inc	2,235	403,797
Huntington Ingalls Industries Inc	1,861	359,285
JB Hunt Transport Services Inc	491	82,105
Karat Packaging Inc (2)	140	2,944

Manitowoc Co Inc/The (2)	1,164	24,933
ManpowerGroup Inc	2,297	248,719
Matson Inc	470	37,934
Mesa Air Group Inc (2)	1,252	9,590
Miller Industries Inc/TN	2,007	68,318
Mueller Industries Inc	4,596	188,896
MYR Group Inc (2)	138	13,731
National Presto Industries Inc	108	8,865
nVent Electric PLC	1,289	41,673
Old Dominion Freight Line Inc	527	150,711
Oshkosh Corp	609	62,343
Owens Corning	1,823	155,867
PAE Inc (2)	125	748
Plug Power Inc (2)	853	21,786
Primoris Services Corp	1,690	41,388
Quad/Graphics Inc (2)	2,337	9,932
Quanta Services Inc	9,777	1,112,818
Regal Rexnord Corp	1,428	214,686
Resideo Technologies Inc (2)	700	17,353
REV Group Inc	770	13,213
Ryder System Inc	2,496	206,444
Saia Inc (2)	140	33,324
Shyft Group Inc/The	647	24,592
SkyWest Inc (2)	1,486	73,319
Steelcase Inc	647	8,204
Sterling Construction Co Inc (2)	6	136
Terex Corp	1,646	69,297
Textainer Group Holdings Ltd (2)	724	25,275
Textron Inc	2,700	188,487
Titan International Inc (2)	384	2,749
Titan Machinery Inc (2)	334	8,654
Triton International Ltd	1,540	80,142
TrueBlue Inc (2)	345	9,343
Union Pacific Corp	706	138,383
United Parcel Service Inc	2,066	376,219
Univar Solutions Inc (2)	78	1,858
Valmont Industries Inc	783	184,099
Vectrus Inc (2)	1,322	66,470
Veritiv Corp (2)	54	4,836
WESCO International Inc (2)	595	68,615
Yellow Corp (2)	1,039	5,870

		10,451,266

Information Technology - 22.2%
3D Systems Corp (2)	345	9,512
Accenture PLC	557	178,195
ACI Worldwide Inc (2)	2,786	85,614
Adobe Inc (2)	3,295	1,896,997
ADTRAN Inc	1,151	21,593
Alliance Data Systems Corp	521	52,564
American Software Inc/GA	438	10,403
Amkor Technology Inc	1,341	33,458
Apple Inc	32,554	4,606,391
Applied Materials Inc	12,477	1,606,164
Arrow Electronics Inc (2)	2,715	304,867
Autodesk Inc (2)	1,253	357,318
Aviat Networks Inc (2)	514	16,890

Avid Technology Inc (2)	169	4,887
Avnet Inc	4,145	153,241
Belden Inc	48	2,796
Bill.com Holdings Inc (2)	259	69,140
Box Inc (2)	2,273	53,802
Broadcom Inc	1,656	803,044
Cadence Design Systems Inc (2)	12,931	1,958,271
Calix Inc (2)	1,035	51,160
Cambium Networks Corp (2)	87	3,149
CDK Global Inc	8,159	347,165
CDW Corp/DE	1,125	204,773
ChannelAdvisor Corp (2)	1,751	44,178
Cisco Systems Inc/Delaware	20,630	1,122,891
Cloudflare Inc (2)	707	79,644
Cognizant Technology Solutions Corp	4,727	350,791
CommScope Holding Co Inc (2)	2,421	32,901
CommVault Systems Inc (2)	3,297	248,297
Concentrix Corp	370	65,490
Conduent Inc (2)	3,442	22,683
Corning Inc	6,627	241,819
Crowdstrike Holdings Inc (2)	572	140,586
Diebold Nixdorf Inc (2)	957	9,675
Dolby Laboratories Inc	5,221	459,448
DXC Technology Co (2)	1,909	64,161
Dynatrace Inc (2)	571	40,524
Ebix Inc	57	1,535
EPAM Systems Inc (2)	1,069	609,843
Extreme Networks Inc (2)	1,152	11,347
Fortinet Inc (2)	1,215	354,829
Hewlett Packard Enterprise Co	9,667	137,755
HP Inc	24,417	668,049
HubSpot Inc (2)	71	48,002
Intel Corp	22,444	1,195,816
International Business Machines Corp	3,862	536,548
Intuit Inc	5,976	3,224,112
Jabil Inc	6,169	360,085
Kimball Electronics Inc (2)	975	25,126
Kulicke & Soffa Industries Inc	757	44,118
Littelfuse Inc	117	31,973
Manhattan Associates Inc (2)	1,311	200,622
Marathon Digital Holdings Inc (2)	461	14,558
McAfee Corp	5,346	118,200
Micron Technology Inc	4,043	286,972
Microsoft Corp	37,020	10,436,667
MicroVision Inc (2)	1,398	15,448
MKS Instruments Inc	119	17,958
MongoDB Inc (2)	111	52,338
Monolithic Power Systems Inc	113	54,769
NCR Corp (2)	1,732	67,132
NortonLifeLock Inc	5,183	131,130
NVIDIA Corp	9,216	1,909,187
NXP Semiconductors NV	64	12,536
Okta Inc (2)	320	75,949
ON Semiconductor Corp (2)	1,008	46,136
Oracle Corp	11,325	986,747
Perficient Inc (2)	304	35,173
Plantronics Inc (2)	140	3,599
Priority Technology Holdings Inc (2)	395	2,639
Progress Software Corp	2,452	120,614

Qorvo Inc (2)	1,319	220,524
QUALCOMM Inc	11,053	1,425,616
Rimini Street Inc (2)	592	5,713
Riot Blockchain Inc (2)	680	17,476
salesforce.com Inc (2)	3,005	815,016
Sanmina Corp (2)	369	14,221
ScanSource Inc (2)	307	10,681
SecureWorks Corp (2)	455	9,045
SiTime Corp (2)	46	9,392
Skyworks Solutions Inc	141	23,234
Smartsheet Inc (2)	177	12,181
Sprout Social Inc (2)	189	23,049
SS&C Technologies Holdings Inc	11,558	802,125
StarTek Inc (2)	1,008	5,554
Synopsys Inc (2)	864	258,690
Teradata Corp (2)	905	51,902
Texas Instruments Inc	4,960	953,362
Trade Desk Inc/The (2)	1,294	90,968
Trimble Inc (2)	293	24,099
TTEC Holdings Inc	272	25,440
Twilio Inc (2)	41	13,081
Ultra Clean Holdings Inc (2)	342	14,569
Viant Technology Inc (2)	1,628	19,894
Visa Inc	3,129	696,985
Workday Inc (2)	15	3,748
Workiva Inc (2)	102	14,378
Xperi Holding Corp	2,138	40,280
Zebra Technologies Corp (2)	443	228,331
Zscaler Inc (2)	50	13,111

		43,434,659

Materials - 1.0%
AdvanSix Inc	798	31,721
Alcoa Corp	447	21,876
Amyris Inc (2)	304	4,174
Avery Dennison Corp	2,102	435,555
Avient Corp	496	22,990
Celanese Corp	668	100,628
Chemours Co/The	1,742	50,623
Cleveland-Cliffs Inc (2)	1,441	28,546
Dow Inc	3,077	177,112
Element Solutions Inc	934	20,249
Ferroglobe PLC Contingent Value Rights (2)(5)(7)(8)	(2,326)	0
Freeport-McMoRan Inc	3,433	111,675
Hawkins Inc	392	13,673
Intrepid Potash Inc (2)	105	3,245
Koppers Holdings Inc (2)	1,081	33,792
Louisiana-Pacific Corp	1,986	121,881
LyondellBasell Industries NV	1,541	144,623
Mosaic Co/The	2,223	79,406
Nucor Corp	1,499	147,637
O-I Glass Inc (2)	709	10,117
Olin Corp	992	47,864
Rayonier Advanced Materials Inc (2)	542	4,065
Reliance Steel & Aluminum Co	2,035	289,825

Steel Dynamics Inc	974	56,960
SunCoke Energy Inc	659	4,139
Trinseo SA	539	29,095
Tronox Holdings PLC	978	24,108
United States Steel Corp	586	12,874

		2,028,453

Real Estate Investment Trust - 2.6%
Altisource Portfolio Solutions SA (2)	1,218	12,034
American Homes 4 Rent	4,032	153,700
American Tower Corp	1,208	320,615
Ashford Hospitality Trust Inc (2)	411	6,050
Camden Property Trust	459	67,689
CareTrust REIT Inc	2,171	44,115
CatchMark Timber Trust Inc	5,866	69,629
Clipper Realty Inc	2,259	18,298
CorEnergy Infrastructure Trust Inc	2,700	11,961
Corporate Office Properties Trust	3,420	92,272
CubeSmart	7,335	355,381
DiamondRock Hospitality Co (2)	404	3,818
EastGroup Properties Inc	1,076	179,294
Essential Properties Realty Trust Inc	21	586
Extra Space Storage Inc	3,068	515,393
GEO Group Inc/The	1,082	8,083
Gladstone Commercial Corp	1,770	37,223
Healthcare Realty Trust Inc	8,859	263,821
Healthcare Trust of America Inc	6,416	190,299
Host Hotels & Resorts Inc (2)	396	6,467
Lamar Advertising Co	6,504	737,879
Life Storage Inc	499	57,255
Maui Land & Pineapple Co Inc (2)	559	5,791
Mid-America Apartment Communities Inc	285	53,224
National Health Investors Inc	672	35,952
National Storage Affiliates Trust	15,542	820,462
Omega Healthcare Investors Inc	726	21,751
PotlatchDeltic Corp	40	2,063
PS Business Parks Inc	612	95,925
Public Storage	1,887	560,628
Rafael Holdings Inc (2)	900	27,657
SL Green Realty Corp	898	63,614
Stratus Properties Inc (2)	205	6,632
Trinity Place Holdings Inc (2)	3,358	6,582
Universal Health Realty Income Trust	614	33,936
Urstadt Biddle Properties Inc	103	1,950
Ventas Inc	520	28,709
Weyerhaeuser Co	2,553	90,810

		5,007,548
Utilities - 1.2%
AES Corp/The	1,502	34,291
Duke Energy Corp	4,268	416,514
Evergy Inc	19,514	1,213,770
FirstEnergy Corp	12,972	462,063
MDU Resources Group Inc	4,942	146,629
UGI Corp	2,014	85,837

		2,359,104

Total Common Stocks (United States) - Long	(Cost	$109,809,219)	151,231,948

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (6)		198	6,213

Total Preferred Stock (United States)	(Cost	$4,949)	6,213

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		1	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		11	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		5	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		86	758
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		29	169
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		47	336
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		23	166

Total Warrants (United States)	(Cost	$2,885)	1,429

Money Market Registered Investment Companies - 20.4%

Meeder Institutional Prime Money Market Fund, 0.05% (3)		39,897,318	39,905,298

Total Money Market Registered Investment Companies	(Cost	39,897,863)	39,905,298

Total Investments - Long - 97.6%	(Cost	$149,714,916)	191,144,888

Other Assets less Liabilities - 2.4%			4,669,754

Total Net Assets - 100.0%			195,814,642

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		603	8,352
Meeder Dynamic Allocation Fund - Retail Class		1,400	20,818
Meeder Muirfield Fund - Retail Class		1,817	16,807
Meeder Conservative Allocation Fund - Retail Class		191	4,670

Total Trustee Deferred Compensation	(Cost	$41,534)	50,647

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(34)	12/17/2021	(8,952,880)	169,540
Mini MSCI EAFE Index Futures	158	12/17/2021	17,909,300	(769,745)
Mini MSCI Emerging Markets Index Futures	50	12/17/2021	3,114,000	(111,299)
Russell 2000 Mini Index Futures	(19)	12/17/2021	(2,090,760)	34,146
Standard & Poors 500 Mini Futures	(88)	12/17/2021	(18,910,100)	533,016

Total Futures Contracts	67		(8,930,440)	(144,342)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$191,144,888	$(144,342)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$191,144,888	$(144,342)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Preferred stock. Dividend rate unknown.

(7)	Short security.

(8)	Expiration date unknown.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.